Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (149,773)	$ (169,659)	$ (137,481)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	1,059	1,714	2,008
Amortization of right-of-use assets	1,337	0	0
Stock-based compensation expense	15,901	15,459	11,542
Non-cash interest expense	564	0	0
(Accretion) Amortization of (discount) premium on marketable securities	(1,337)	(1,320)	333
Loss from debt extinguishment	352
Amortization of debt discount and debt issuance costs	8,714	7,805	4,826
Premium paid on securities purchased	(34)	(214)	(857)
Changes in operating assets and liabilities:
Accounts receivable	(23,994)	(12,711)	(410)
Inventory	(7,674)	(5,244)	(1,799)
Prepaid expenses and other current assets	126	(2,097)	387
Accounts payable	1,702	5,141	4,188
Accrued expenses and other current liabilities	5,326	707	9,432
Lease liabilities	(1,027)	0	0
Net cash used in operating activities	(148,758)	(160,419)	(107,831)
Cash flows from investing activities
Purchases of property and equipment	(3,894)	(852)	(2,146)
Purchases of marketable securities	(115,466)	(222,482)	(356,754)
Sale and redemption of marketable securities	234,124	348,918	240,228
Net cash provided by (used in) investing activities	114,764	125,584	(118,672)
Cash flows from financing activities
Proceeds from the issuance of 2024 convertible notes			201,250
Proceeds from borrowings under term loan	40,000
Payment of debt issuance costs	(161)		(6,470)
Proceeds from the offering of common stock			132,666
Payments on notes payable	(14,367)	(10,000)	(8,333)
Payments of public offering costs			(490)
Proceeds from the exercise of stock options	1,726	1,653	3,858
Proceeds from employee stock purchase plan	1,820	2,022	1,016
Net cash provided by (used in) financing activities	29,018	(6,325)	323,497
Net (decrease) increase in cash, cash equivalents, and restricted cash	(4,976)	(41,160)	96,994
Cash, cash equivalents, and restricted cash at beginning of period	87,229	128,389	31,395
Cash, cash equivalents, and restricted cash at end of period	82,253	87,229	128,389
Supplemental disclosures of cash flow information
Cash paid for interest	8,049	7,874	5,080
Non-cash investing and financing activities
Right-of-use asset obtained in exchange for operating lease obligation	9,560
Portion of debt proceeds allocated to equity component			62,466
Purchases of property and equipment in accounts payable and accrued expenses	$ 2,202	$ 986	$ 9